ROYCE GLOBAL VALUE TRUST, INC.

745 Fifth Avenue
New York, New York 10151

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549-4720

June 27, 2013

Re:	Royce Global Value Trust, Inc. - Registration Statement on Form N-14 (File No. 333-172858)

Ladies and Gentlemen:

On behalf of Royce Global Value Trust, Inc. (“Global Trust”) and Royce Value Trust, Inc. (“Value Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933 (the “Securities Act”) is Amendment No. 2 (“Amendment No. 2”) to Global Trust’s Registration Statement on Form N-14 (the “Registration Statement”), containing the combined prospectus/proxy statement and statement of additional information of Global Trust and Value Trust, and the notice for the special meeting of the stockholders of Value Trust to be held September 5, 2013.

Amendment No. 2 includes the information omitted in Amendment No. 1 to the Registration Statement, other than certain dates which will included in a 497 filing, and includes the remaining exhibits to the Registration Statement.

Please direct any communications relating the Registration Statement to me at 212-508-4578. Thank you.

Very truly yours,

/s/ John E. Denneen

John E. Denneen, Secretary